Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
U.S. Dollar-denominated interest rate swaps 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 2,974,274
Fair Value / Carrying Amount of Asset / (Liability)	$ (243,261)
Weighted- Average Remaining Term (years)	5 years 4 months 24 days
Fixed Interest Rate	3.30%	3.30%
U.S. Dollar-denominated interest rate swaps 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 517,629
Fair Value / Carrying Amount of Asset / (Liability)	$ (16,489)
Weighted- Average Remaining Term (years)	4 years 2 months 12 days
Fixed Interest Rate	3.00%	3.00%
U.S. Dollar-denominated interest rate swaption [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (1,525)
Weighted- Average Remaining Term (years)	3 months 18 days
Fixed Interest Rate	2.20%	2.20%
United States Dollar Denominated Interest Rate Swaption One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 31
Weighted- Average Remaining Term (years)	3 months 18 days
Fixed Interest Rate	3.30%	3.30%
United States Dollar Denominated Interest Rate Swaption Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (1,457)
Weighted- Average Remaining Term (years)	1 year 1 month 6 days
Fixed Interest Rate	2.00%	2.00%
United States Dollar Denominated Interest Rate Swaption Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 1,140
Weighted- Average Remaining Term (years)	1 year 1 month 6 days
Fixed Interest Rate	3.10%	3.10%
United States Dollar Denominated Interest Rate Swaption Five [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (1,248)
Weighted- Average Remaining Term (years)	1 year 6 months
Fixed Interest Rate	1.80%	1.80%
United States Dollar Denominated Interest Rate Swaption Four [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 2,112
Weighted- Average Remaining Term (years)	1 year 6 months
Fixed Interest Rate	2.90%	2.90%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Principal Amount | €		€ 208.9
Euro-denominated interest rate swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Principal Amount	$ 219,733
Fair Value / Carrying Amount of Asset / (Liability)	$ (34,295)
Weighted- Average Remaining Term (years)	4 years
Fixed Interest Rate	3.10%	3.10%
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (294,992)